Income Taxes - Summary of the Company's loss before Income Taxes (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Loss before income taxes:
Domestic					$ (18,269)	$ (29,944)
Foreign					395	84
Total	$ (11,084)	$ (5,660)	$ (21,107)	$ (10,847)	$ (17,874)	$ (29,860)